Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Total revenues	$ 1,458,563	$ 1,198,000	$ 975,188	$ 825,000	$ 937,000	$ 835,000	$ 757,000	$ 580,000	$ 488,000	$ 4,326,654	$ 2,736,776	$ 3,935,320	$ 2,659,943
Gross margin	384,282	370,000	234,537	225,000	339,000	143,000	167,000	72,000	55,000	1,308,507	798,850	1,168,929	436,955
Operating loss	(2,678,855)	(1,693,000)	(1,357,247)	(1,375,000)	(1,168,000)	(1,274,000)	(1,257,000)	(1,287,000)	(1,260,000)	(6,116,778)	(3,900,015)	(5,593,032)	(5,078,375)
Net loss	$ (2,760,453)	$ (1,937,000)	$ (1,407,758)	$ (1,385,000)	$ (2,297,000)	$ (1,441,000)	$ (1,840,000)	$ (14,960,000)	$ (1,324,000)	$ (7,110,180)	$ (5,089,781)	$ (7,026,913)	$ (19,565,426)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.42)	$ (0.79)	$ (0.4)	$ (0.64)	$ (0.61)	$ (0.29)	$ (0.37)	$ (4.59)	$ (0.42)	$ (1.96)	$ (1.65)	$ (2.44)	$ (4.81)